FAIR VALUE MEASUREMENTS (Q2) - Assets Measured at Fair Value (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Money Market Funds [Member] | U.S. Treasury Securities [Member] | Fair Value, Recurring [Member] | Level 1 [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments held in Trust Account	$ 85,086,232	$ 0